Share Capital (Details 1) - Stock options [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Disclosure of classes of share capital [line items]
Weighted average contractual life	4 years 6 months 25 days
Number of options outstanding	57,197,500
Number of options exercisable	35,244,271
Exercise price $ 0.15 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.15
Weighted average contractual life	4 years 5 months 12 days
Number of options outstanding	45,000,000
Number of options exercisable	29,062,500
Exercise price $ 0.15 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.15
Weighted average contractual life	4 years 7 months 13 days
Number of options outstanding	2,662,500
Number of options exercisable	1,616,146
Exercise price $ 0.40 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.4
Weighted average contractual life	4 years 11 months 8 days
Number of options outstanding	8,400,000
Number of options exercisable	4,375,000
Exercise price $ 0.40 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.4
Weighted average contractual life	5 years 2 months 5 days
Number of options outstanding	25,000
Number of options exercisable	11,458
Exercise price $ 1.00 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.00
Weighted average contractual life	5 years 5 months 20 days
Number of options outstanding	50,000
Number of options exercisable	19,792
Exercise price $ 1.00 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.00
Weighted average contractual life	6 years 1 month 16 days
Number of options outstanding	960,000
Number of options exercisable	159,375
Exercise price $ 1.00 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.00
Weighted average contractual life	6 years 7 months 10 days
Number of options outstanding	100,000
Number of options exercisable